Provisions, income tax liabilities and other liabilities - Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans (Details) € in Millions	Dec. 31, 2023 EUR (€)
Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 579
Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	545
Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	556
Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	584
Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	616
2029 to 2033
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	3,213
France | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	103
France | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	68
France | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	60
France | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	79
France | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	93
France | 2029 to 2033
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	438
Germany | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	198
Germany | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	212
Germany | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	218
Germany | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	221
Germany | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	229
Germany | 2029 to 2033
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	1,190
US | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	102
US | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	91
US | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	95
US | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	98
US | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	101
US | 2029 to 2033
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	526
UK | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	116
UK | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	120
UK | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	123
UK | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	127
UK | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	131
UK | 2029 to 2033
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	716
Other | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	60
Other | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	54
Other | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	60
Other | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	59
Other | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	62
Other | 2029 to 2033
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 343